Leases - Summary of Components of Lease Costs (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Lease, Cost [Abstract]
Operating lease cost	$ 2,513
Short-term lease cost	36
Variable lease cost	(194)
Total lease cost	2,355
Operating cash flows from operating leases	2,128
Operating cash flows from operating leases	$ 4,892
Weighted average remaining lease term - operating leases	5 years 10 months 13 days
Weighted average discount rate - operating leases	7.93%